Stock-based Compensation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 957,563	$ 1,389,008	$ 1,471,780	$ 1,471,780	$ 4,463,695	$ 604,976
Research and Development Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	673,506	284,125	1,903,770	325,701	929,633	163,019
General and Administrative Expense [Member]
Schedule Of Nonvested Restricted Stock Activity [Line Items]
Total share-based compensation expense	$ 284,057	$ 1,104,883	$ 587,681	$ 1,146,079	$ 3,534,062	$ 441,957